Commitments	9 Months Ended
Jul. 31, 2022
Commitments [Abstract]
Commitments	Commitments and contingenciesAs of July 31, 2022, there were $60,178,017 in committed purchase orders or agreements for equipment and services (October 31, 2021:$6,858,617).